Restructuring Costs, Net - Components of Restructuring Costs, Net (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Restructuring and Related Activities [Abstract]
Manufacturing and distribution footprint optimization	$ 300,000	$ 2,700,000
Severance		1,500,000
Gain on sale of equipment		(100,000)
Total Restructuring Charges	$ 329,000	$ 4,109,000